GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE	13 Months Ended
Sep. 30, 2023
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE	GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE

	THIRTEEN MONTHS ENDED	YEAR ENDED
	SEPTEMBER 30, 2023	AUGUST 31, 2022
Office and general	$18,355	$18,271
Wages and benefits	14,379	12,018
Professional fees	13,271	6,458
Depreciation and amortization	5,639	5,299
Travel and accommodation	788	519
Utilities	598	343
Total general and administrative expenses	$53,030	$42,908